Post-retirement benefits - Summary of maturity of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	18.00%	20.00%	21.00%
Proportion relating to former employees not yet retired	9.00%	11.00%	11.00%
Proportion relating to retirees	73.00%	69.00%	68.00%
Total	100.00%	100.00%	100.00%
Average duration of obligations (years)	11 years 4 months 24 days	13 years 9 months 18 days	14 years 3 months 18 days
Pension benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	19.00%
Proportion relating to former employees not yet retired	9.00%
Proportion relating to retirees	72.00%
Total	100.00%
Average duration of obligations (years)	11 years 4 months 24 days
Other benefits
Disclosure of defined benefit plans [Line Items]
Proportion relating to current employees	16.00%
Proportion relating to former employees not yet retired	0.00%
Proportion relating to retirees	84.00%
Total	100.00%
Average duration of obligations (years)	11 years 3 months 18 days